Supplemental Cash Flow Information - Details of Income Taxes Paid (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Income Taxes [Line Items]
Operating activities	$ (94)	$ (65)	$ (129)	$ (101)
Investing activities	0	(438)	0	(444)
Total income taxes paid	(110)	$ (503)	(145)	(589)
Discontinued Operations [member]
Disclosure Of Income Taxes [Line Items]
Operating activities	0		0	(2)
Investing activities	$ (16)		$ (16)	$ (42)